Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt [Line Items]
Future minimum lease payments	€ 1,232	€ 1,200
Interest	159	125
Present value of minimum lease payments	1,073	1,074
Less than one year
Debt [Line Items]
Future minimum lease payments	255	239
Interest	35	28
Present value of minimum lease payments	219	211
Between one and five years
Debt [Line Items]
Future minimum lease payments	592	572
Interest	85	67
Present value of minimum lease payments	506	505
Amount due after 5 years
Debt [Line Items]
Future minimum lease payments	385	388
Interest	38	30
Present value of minimum lease payments	€ 347	€ 358